Cover	Jun. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2023
Entity File Number	001-41117
Entity Registrant Name	MOBIQUITY TECHNOLOGIES, INC.
Entity Central Index Key	0001084267
Entity Tax Identification Number	11-3427886
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	35 Torrington Lane
Entity Address, City or Town	Shoreham
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11786
City Area Code	(516)
Local Phone Number	246-9422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false